CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Investment Trust (1933 Act File No. 33-19228; 1940 Act File No. 811-5443) (“Registrant”) hereby certifies that: (1) the form of statement of additional information used with respect to Class A, Class C, Class I and Class R shares of Calamos Emerging Market Equity Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 88 (“Amendment No. 88”) to the Registrant’s Registration Statement; and (2) that Amendment No. 88 was filed electronically.

Dated: December 30, 2013	By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Secretary